Significant accounting policies	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Significant accounting policies

2.   Significant accounting policies

Basis of presentation

The consolidated financial statements are prepared in accordance with US GAAP. All intercompany balances and transactions are eliminated.

It has been determined that PT Hoegh LNG Lampung, Hoegh LNG Cyprus Limited, Höegh LNG Colombia Holding Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity’s expected residual returns and substantially all of the entity’s activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated financial statements. Dividends may only be paid if the retained earnings are positive and a statutory reserve has been established equal to 20% of its paid up capital under Indonesian law. PT Hoegh LNG Lampung had not established the required statutory reserves as of December 31, 2019 and 2018. Therefore, PT Hoegh LNG Lampung cannot make dividend payments under Indonesian law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. Refer to note 13. As of December 31, 2019 and 2018, restricted net assets of the consolidated subsidiaries were $169.8 million and $164.4 million, respectively.

The Partnership has determined that Hoegh LNG Cyprus Limited is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without financial guarantees. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Hoegh LNG Cyprus Limited are included in the consolidated financial statements. Under Cyprus law, dividends may only be distributed out of profits and not from the share capital of the company. As of December 31, 2019 and 2018, restricted net assets of the consolidated subsidiaries were $0.0 million and $4.6 million, respectively.

The Partnership has also determined that Höegh LNG Colombia Holding Ltd. is a VIE since the entity would not be able to finance its activities without financial guarantees under its subsidiary’s facility to finance Höegh Grace. As of January 1, 2017, the Partnership became the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives the majority of the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG Colombia Holding Ltd., and subsidiaries, are included in the consolidated financial statements with a non-controlling interest reflected for the minority share until December 1, 2017. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and, as of that date, there was no longer a non-controlling interest in the Höegh Grace entities. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distributions. As of December 31, 2019 and 2018, restricted net assets of the consolidated subsidiaries were $0.0 million and $0.2 million, respectively.

Dividends and other distributions from Hoegh LNG Cyprus Limited, Höegh LNG Colombia Holding Ltd. and Höegh LNG FSRU IV Ltd. may only be distributed if after the dividend payment, the Partnership would remain in compliance with the financial covenants under the $385 million facility. Refer to note 13.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership’s carrying value is recorded in advances to joint ventures and accumulated earnings (losses) of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $3.0 million and $2.8 million as of December 31, 2019 and 2018, respectively. The Partnership’s accumulated earnings, or its share of net assets, was $2.6 million as of December 31, 2019 and the Partnership’s accumulated losses, or its share of net liabilities, was $0.8 million as of December 31, 2018. The Partnership’s carrying value for SRV Joint Gas Two Ltd. consists of a receivable for the advances of $0.8 million and $0.7 million as of December 31, 2019 and 2018, respectively. The Partnership’s accumulated earnings, or its share of net assets, was $0.7 million as of December 31, 2019 and the Partnership’s accumulated losses, or its share of net liabilities, was $2.0 million as of December 31, 2018. The major reasons that the Partnership had low accumulated earnings in the joint ventures as of December 31, 2019 and accumulated losses in the joint ventures as of December 31, 2018 was due to the fair value adjustments for the interest rate swaps recorded as liabilities on the balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. and eliminations for consolidation to the balance sheet. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated earnings or losses), as the shares are pledged as security for the joint ventures’ long-term bank debt, and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. If the charters terminate for any reason that does not result in a termination fee, the joint ventures’ long-term bank debt would be subject to mandatory repayment. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

Significant accounting policies

Foreign currencies

The reporting currency in the consolidated financial statements is the U.S. dollar, which is the functional currency of the FSRU-owning entities. Nearly all revenues are received in U.S. dollars and a majority of the Partnership’s expenditures for investments and all of the long-term debt are denominated in U.S. dollars. Transactions denominated in other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. Monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated at the exchange rates in effect at the balance sheet date. Resulting gains or losses are reflected in the accompanying consolidated statements of income.

Business combinations and asset acquisitions

Business combinations are accounted for under the purchase method of accounting. Under this method, the purchase price is allocated to identifiable assets acquired and liabilities assumed based on their fair values as of the acquisition date. Any excess of the purchase price over the fair values of net assets is recognized as goodwill. Acquisition related costs are expensed as incurred. The results of entity acquired are included in the consolidated financial statements from the date of acquisition.

Dependent upon facts and circumstances, the assessment of a transaction may be considered the acquisition of an asset, when substantially all of the fair value of assets acquired is concentrated in a single identifiable asset, rather than a business combination. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. Acquisition related costs are capitalized as a component of the cost of the assets acquired.

Time charter revenue, related contract balances and related expenses

Time charter revenues and related contract balances:

The Partnership is required to evaluate whether two or more contracts should be combined and accounted for as a single contract, whether the contract promises to deliver more than one distinct good or service, or performance obligations, and/or a lease, determine the transaction price under the contract, allocate the transaction price to the lease and the performance obligations and recognize revenue as the performance obligation is satisfied. The Partnership believes the nature of its time charter contracts are the same, regardless of whether the contracts are accounted for as financing leases or operating leases for accounting purposes. As such, when adopting the revised guidance on leases as of January 1, 2019, the Partnership did not elect to apply the practical expedient to not separate lease and services components for operating leases because this would result in inconsistent disclosure for the time charter contracts.

Performance obligations:

The Partnership determined that its time charter contracts contain a lease and a performance obligation for the provision of time charter services. The lease of the vessel, representing the use of the vessel without any associated performance obligations or warranties, is accounted for in accordance with the provisions of Accounting Standards Codification ("ASC") 842; Leases.

The provision of time charter services, including guarantees for the level of performance provided by the time charter contracts, is considered a distinct service and is accounted for in accordance with the provision of ASC 606, Revenue from Contracts with Customers. The Partnership determined that the nature of the time charter services promised, represents a single performance obligation, to stand ready over a 24‑hour interval to accept LNG cargos, to transport cargos, to regasify the LNG and discharge the resulting gas into a pipeline in accordance with the charterer’s instructions and requirements.

Time charter services revenue can be recognized as the performance obligation is satisfied over the 24‑hour interval to the performance standards specified under the time charter contract. If the performance standards are not met, off-hire, reduced hire, liquidated damages or other performance payments may result.

Contract terms, determination of transaction price and allocation to performance obligations:

The Partnership’s time charter contracts for all FSRUs, except the Höegh Gallant, include day rates or hire rates and warranty provisions with the following components:

•	Fixed element: The fixed element is a fixed per day fee intended to cover remuneration for use of the vessel and the provision of time charter services.
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Operating expense reimbursement element: The operating expense reimbursement element is a rate per day intended to cover the operating costs of the vessel, including the crew, insurance, consumables, miscellaneous services, spares and maintenance and repairs costs and management services and fees. The amount of the operating expense reimbursement element may be based on actual cost incurred, or fees subject to indexing or other adjustments after a defined period, or a combination of both.

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Tax reimbursement element: The tax reimbursement element may be a rate per day, based on the estimated liability for the year divided by the number of days in the year, subject to adjustment for actual taxes incurred, or a reimbursement of the costs as the taxes are incurred. The tax reimbursement element may cover withholding taxes, payroll taxes, other local taxes and current income tax expense for the jurisdiction in which the vessel operates as defined by the provisions of the individual time charter contract.

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Performance warranties element: The performance warranties element includes defined operational capacity and standards that can result in the FSRUs being off-hire or require compensation to the charterer through provision of reduced hire, liquidated damages or performance payments. Examples of performance warranties include the ability to discharge regasified LNG at specified performance rates, guaranteed minimum fuel consumption, guaranteed minimum boil-off rates and the ability to accept cargos.

The Höegh Gallant has a single day rate intended to cover all of the elements listed above. In addition, the time charter contract for the Höegh Gallant includes a provision for 15 days of off-hire for scheduled maintenance. The joint ventures’ time charter contracts also provide for upfront payments for variable costs for certain vessel modifications, drydocking costs, other additions to equipment or spare parts.

The hire rates for the PGN FSRU Lampung and the joint ventures are invoiced at the beginning of the month. The Höegh Gallant and the Höegh Grace invoice time charter revenues monthly in arrears.

The transaction price is estimated as the standalone selling price for the lease and the time charter services components of the fixed day rate element. Variable consideration per day for operating expense and tax reimbursements is estimated at the most likely amount to which the Partnership is expected to be entitled to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty related to the variable consideration is resolved. When there is significant uncertainty related to that amount of variable consideration to be received, that variable consideration is considered constrained. Typically, variable reimbursements and performance warranties are known at the end of each 24‑hour interval, or as subsequently reassessed at the end of the reporting period. However, to the extent interpretations of contractual provisions are complex and/or disputed with the customer, this could give rise to constrained variable consideration. Constrained variable consideration is not estimated.

Variable consideration is allocated entirely to one performance obligation when the variable day rate relates specifically to the efforts to satisfy the single performance obligation. The default method of the relative standalone selling price method was used to allocate the remaining transaction price, principally the fixed element, between the lease and the time charter services. The total estimated transaction price for time charter services is considered variable consideration because it may be reduced by performance warranties.

The Partnership has made a policy election to exclude from the measurement of the transaction price all taxes assessed by a government entity on revenues and collected on behalf of that government entity from customers, such as sales or value added taxes.

Lease revenue recognition:

Leases are classified based upon defined criteria either as sale-type/direct financing leases (“financing leases”) or operating leases. A lease that transfers substantially all of the benefits and risks of the FSRU to the charterer is accounted for as a financing lease by the lessor. All other leases that do not meet the criteria are classified as operating leases. On January 1, 2019, when adopting the revised leasing guidance, the Partnership elected the package of practical expedients and did not reassess conclusions under the previous standard about whether any existing contracts are, or contain leases, lease classification, and initial direct costs for any existing leases. Accordingly, outstanding leases on January 1, 2019, continue to be classified in accordance with the prior lease guidance.

The lease component of time charters that are accounted for as operating leases is recognized on a straight line basis over the term of the charter. The Höegh Gallant’s time charter, which had a five-year lease term at inception, is accounted for as an operating lease. The Höegh Grace’s time charter contracts, which have a non-cancellable charter period of ten years, are accounted for as an operating lease. Under one of the time charter contracts, the contract provides for additional variable payments, including a finance component, over the initial term depending upon the actual commencement date of the contract within a defined window of potential commencement dates. The variable payments are considered directly related to the lease performance obligation. The revenue, excluding the financing component, is recognized over the initial 10-year term. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for final income tax directly related to the provision of the lease is recorded as a component of lease revenues. The amount of non-cash revenue is disclosed separately in the consolidated statement of cash flows.

The lease component of time charters that are accounted for as financing leases is recognized over the lease term using the effective interest rate method and is included in time charter revenues. Origination costs related to the time charter are a component of the net investment in financing lease and amortized over the lease term using the effective interest method. Financing leases are reflected on the consolidated balance sheets as net investments in financing leases. The PGN FSRU Lampung time charter, which had a 20‑year lease term at inception, meets the criteria of transferring substantially all of the benefits and risks to the charterer and is accounted for as a financing lease.

Time charter services revenue recognition:

Variable consideration for the time charter services performance obligation, including amounts allocated to time charter services, estimated reimbursements for vessel operating expenses and estimated reimbursements of certain types of costs and taxes, are recognized as revenues as the performance obligation for the 24‑hour interval is fulfilled, subject to adjustment for off-hire and performance warranties. Constrained variable consideration is recognized as revenue on a cumulative catch-up basis when the significant uncertainty related to that amount of variable consideration to be received is resolved. Estimates for variable consideration, including constrained variable consideration, are reassessed at the end of each period. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes directly related to the provision of the time charter services are recorded as a component of time charter service revenues. The amount of non-cash revenue is disclosed separately in the consolidated statement of cash flows.

Joint venture FSRUs lease and time charter services revenue recognition:

The Partnership’s interest in the Joint venture FSRUs’ net income is included in the consolidated financial statements under the equity method of accounting, however, the Joint venture FSRUs’ results are presented under the proportional consolidation method for the segment note (note 4) and the time charter revenue note (note 5). The Neptune’s and the Cape Ann’s time charters, which had a twenty-year lease term at inception, are accounted for as operating leases. The joint ventures’ time charters include provisions for the charterer to make upfront payments to compensate for variable cost for certain vessel modifications, drydocking costs, other additions to equipment or spare parts. The expenditures are considered costs required to fulfill the lease component of the contract. Payments for modifications are deferred and amortized over the shorter of the remaining charter period or the useful life of the additions. Payments for reimbursement of drydocking costs are deferred and recognized on a straight line basis over the period to the next drydocking.

The accounting policy for time charter services for the joint ventures is the same as described above.

Significant judgments in revenue recognition:

The Partnership does not provide stand-alone bareboat leases or time charter services for FSRUs. As a result, observable stand-alone transaction prices for the performance obligations are not available. The estimation of the transaction price for the lease and the time charter service performance obligation is complex, subject to a number of input factors, such as market conditions when the contract is entered into, internal return objectives and pricing policies, and requires substantial judgment. Significant changes in the transaction price between the two performance obligations could impact conclusions on the accounting for leases as financing or operating leases. In addition, variable consideration is estimated at the most likely amount that the Partnership expects to be entitled to. Variable consideration is reassessed at the end of the reporting period taking into account performance warranties. The time charter contracts include provisions for performance guarantees that can result in off-hire, reduced hire, liquidated damages or other payments for performance warranties. Measurement of some of the performance warranties can be complex and require properly calibrated equipment on the vessel, complex conversions and computations based on substantial judgment in the interpretation of the contractual provisions. Conclusions on compliance with performance warranties impact the amount of variable consideration recognized for time charter services.

Contract assets:

Revenue recognized in excess of the monthly invoiced amounts, or accrued revenue, is recorded as contract assets on the consolidated balance sheet. The contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables.

Contract liabilities:

Advance payments in excess of revenue recognized, or prepayments, and deferred revenue is recorded as contract liabilities on the consolidated balance sheet. Contract assets and liabilities are reported in a net position for each customer contract or combined contracts at the end of each reporting period. Contract liabilities are classified as current or non-current based on the expected timing of recognition of the revenue. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively.

Refund liabilities:

Amounts invoiced or paid by the customer that are expected to be refunded to the customer are recorded as refund liabilities on the consolidated balance sheet. Refund liabilities may include invoiced amounts for estimated reimbursable operating expenses or other costs and taxes that exceeded the actual costs incurred, or off-hire, reduced hire, liquidated damages, or other payments for performance warranties. Refund liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables.

Remaining performance obligations:

Remaining performance obligations represent the transaction price of contracts with customers under the scope of ASC 606 for which work has not been performed excluding unexercised contract options to extend the term. The Partnership qualifies for and has elected to apply the exemption to disclose the aggregate amount of remaining transaction price allocated to unsatisfied performance obligations at the end of the reporting period as consideration for time charter services is variable and allocated entirely to wholly satisfied performance obligations.

Related expenses:

Voyage expenses include bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are all expenses unique to a particular voyage and when a vessel is on hire under time charters are generally the responsibility of, and paid directly by the charterers, and not included in the statement of income. When the vessel is off-hire, voyage expenses, principally fuel, may also be incurred and are paid by the FSRU-owning entity.

Vessel operating expenses, reflected in expenses in the statement of income, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and management fees. Vessel operating expenses also include bunker fuel expenses when the vessel is on hire and the expenses are not directly paid and owed by the charterers. When the vessel is on hire, vessel operating expenses are invoiced as time charter service fees to the charterer or are covered by time charter rates. When the vessel is off-hire, vessel operating expenses are not invoiced to the charterer.

Voyage expenses, if applicable, and vessel operating expenses are expensed when incurred.

Construction contract expenses

Construction contract expenses include direct costs on contracts, including project management, labor and materials, amounts payable to subcontractors and capitalized interest.

Loss contingencies, insurance and other claims

Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. Significant judgment is required to determine the probability and the estimated amount of loss. Such assessments involve complex judgments about future events and estimates and assumptions that are deemed reasonable by management. Accruals are reviewed quarterly and adjusted to reflect the impact of additional information such as the impact of negotiations, advice of legal counsel or settlements.

Insurance claims for property damage are recorded, net of any deductible amounts, for recoveries up to the amount of loss recognized when the claims to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of revenue during off-hire, whether from insurance providers or indemnification from Höegh LNG, are considered gain contingencies, which are recognized when the proceeds are received.

Indemnification proceeds from Höegh LNG that cover the Partnership’s costs are accounted for following the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) Topic 1.B and SAB Topic 5.T. SAB Topic 1.B provides that the separate financial statements of a subsidiary should reflect any costs of its operations which are incurred by the owner on its behalf. SAB Topic 5.T provides that costs should be reflected as an expense in the subsidiary’s financial statements with a corresponding credit to contributed equity.

Income taxes

Income taxes are accounted for using the liability method. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of income tax expense. The amount of non-cash income tax expense is disclosed separately in the consolidated statement of cash flows.

Deferred tax assets and liabilities are recognized for the tax consequences of temporary differences between the tax and the book bases of assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. If the more-likely-than-not recognition criterion is met, a tax position is measured based on the cumulative amount that is more-likely-than-not of being sustained upon examination by tax authorities to determine the amount of benefit to be recognized in the consolidated financial statements. Interest and penalties related to uncertain tax positions is recognized in income tax expense in the consolidated statement of income.

Cash and cash equivalents

Cash, banks deposits, time deposits and highly liquid investments with original maturities of three months or less are recognized as cash and cash equivalents.

Restricted cash and cash designated for acquisition

Restricted cash includes balances deposited with a bank as required under debt facilities to settle withholding tax, other tax liabilities and other current obligations of the entity, and principal and interest payments as required by the debt facilities. Restricted cash is classified as long-term when the settlement is more than 12 months from the balance sheet date. Cash designated for acquisition in the consolidated statement of cash flows is classified as an investing activity.

Trade receivables and allowance for doubtful accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts, or impairment loss, is management’s best estimate of the amount of probable credit losses in existing accounts receivable based on historical write-off experience and customer economic data. Account balances are charged off against the allowance when management believes that the receivable will not be recovered.

Investments in accumulated earnings or losses of and advances to joint ventures

Investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for the Partnership’s proportionate share of earnings or losses and dividend distributions. As of December 31, 2019, the Partnership had an accumulated share of earnings and the balance is classified on the consolidated balance sheet as an asset on the line accumulated earnings of joint ventures. As of December 31, 2018, the Partnership had an accumulated share of losses and the balance is classified on the consolidated balance sheet as a liability on the line accumulated losses of joint ventures.

Advances to joint ventures represent loan receivables due from the joint ventures and are recorded at cost. Interest on the advances to joint ventures is recorded to interest income in the consolidated statements of income as incurred. The quarterly payments from joint ventures included a payment of interest for the first month of the quarter and repayment of principal. Interest is accrued for the last two months of the quarter for repayment at the end of the loans after the original principal was fully repaid. The joint ventures repaid the original principal of all shareholder loans during 2016. Payments of interest, including accrued interest repaid at the end of the loans, are treated as return on investment and included as a component of net cash provided by operating activities in the consolidated statement of cash flows. Payments of principal are included as a component of net cash provided by investing activities in the consolidated statement of cash flows.

Investments in joint ventures are evaluated for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statement of income.

Loan receivables are impaired when, based on current information and events, it is probable that the full amount of the receivable will not be collected. The amount of the impairment is measured as the difference between the present value of expected future cash flows discounted at the loan’s effective interest rate and the carrying amount. The resulting impairment amount is recognized in earnings.

Inventory

Inventory consists of bunker fuel maintained on the FSRUs, if it is owned by the FSRU-owning entity. Inventory is stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method.

Vessels

All costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The cost of an acquired vessel is the fair value. Vessels are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 35 years for the FSRUs.

Modifications to the vessels, including the addition of new equipment, which improves or increases the operational efficiency, functionality or safety of the vessels, are capitalized. These expenditures are amortized over the estimated useful life of the modification.

Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking. For vessels that are newly built, the "built-in overhaul" method of accounting is applied. Under the built-in overhaul method, costs of the newbuilding are segregated into costs that should be depreciated over the useful life of the vessel and costs that require drydocking at periodic intervals. The drydocking component is amortized until the date of the first drydocking following the delivery, upon which the actual drydocking cost is capitalized and the process is repeated. Costs of drydocking incurred to meet regulatory requirements or improve the vessel’s operating efficiency, functionality or safety are generally capitalized. Costs incurred related to routine repairs and maintenance performed during drydocking are expensed.

Impairment of long-lived assets

Vessels are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such events or changes in circumstances are present, the recoverability of vessels is assessed by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. An impairment loss is recognized based on the excess of the carrying amount over the fair value of the vessel.

Intangibles and goodwill

Intangible assets are initially measured at their fair value as of the acquisition date of a business combination. All intangible assets of the Partnership have a definite life. Intangible assets with a definite life are amortized over their useful life. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset.

In determining the useful lives of intangible assets, the expected use of the assets, the contractual provisions that limit the useful life and other economic factors are considered. The contract related intangibles and their useful lives as of the acquisition dates, are as follows:

Useful life
Intangible category	(Years)
Above market time charter Höegh Gallant	3.4
Option for time charter extension Höegh Gallant	5.3
Above market time charter Höegh Grace	9.5

The intangible for the above market value of the time charter contract associated with the Höegh Gallant is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 3.4 years as of the acquisition date. The intangible for the above market value of the time charter contract associated with the Höegh Grace is amortized to time charter revenue on a straight line basis calculated per day over the remaining non-cancellable charter term of approximately 9.5 years as of the acquisition date of the initial 51% interest in the Höegh Grace entities. Höegh LNG and the Partnership have entered into an option agreement pursuant to which the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the existing charter until July 2025. The Partnership exercised the option on February 27, 2020 and intends to enter into a new time charter with Höegh LNG for the Höegh Gallant (the “Subsequent Charter”). The intangible for the option for time charter extension will be amortized on a straight line basis over the extension period starting at the beginning of the Subsequent Charter, subject to impairment testing for recoverability in the preceding periods.

Goodwill arises when an acquisition is accounted for under the purchase method of accounting. The assets acquired and liabilities assumed are recorded at their fair values as of the acquisition date. Any excess of the consideration over the net assets acquired is recorded as goodwill. Goodwill is not amortized and is tested annually for impairment of value and whenever events or circumstances indicate that the carrying amount may not be recoverable.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the consolidated balance sheet and are subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the contract is designated as a hedging instrument and qualifies for hedge accounting.

For derivative instruments that are not designated or that do not qualify for hedge accounting, the changes in the fair value of the derivative instruments are recognized in earnings. In order to designate a derivative as a cash flow hedge, formal documentation of the relationship between the derivative and the hedged item is required. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge.

Interest rate swaps are used for the management of interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the transactions. As of January 1, 2019, the following accounting policies became effective for cash flow hedges of interest rate swaps.

For interest rate swaps qualifying as cash flow hedges, the fair value of the portion of the derivative instruments included in the assessment of hedge effectiveness ("hedge effectiveness") and the initial fair value of the hedge component excluded from hedge effectiveness are initially recorded in accumulated other comprehensive income as a component of total equity. Subsequent changes in fair value for the portion of the derivative instruments included in hedge effectiveness are recorded in other comprehensive income. In the periods when the hedged items affect earnings (interest expense is incurred for floating interest rate debt), those amounts are transferred from accumulated other comprehensive income to the same line (interest expense) in the consolidated statement of income as the earnings effect of the hedged item. The initial fair value component excluded from hedge effectiveness is amortized to earnings over the life of the hedging instrument. The amortization is recognized on the same line (interest expense) in the consolidated statement of income as the earnings effect of the hedged item. Any difference in the change in fair value of the hedge components excluded from hedge effectiveness and the amount recognized in earnings is recorded as a component of other comprehensive income.

Prospective and retrospective hedge effectiveness is assessed on an ongoing basis. If a cash flow hedge is no longer deemed highly effective, hedge accounting is discontinued. If a cash flow hedge for an interest rate swap is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in accumulated other comprehensive income remain there until the hedged item impacts earnings, at which point they are amortized to earnings on a systematic and rational basis to interest expense in the consolidated statement of income. If the hedged items are no longer considered probable of occurring, amounts recognized in total equity are immediately transferred to interest expense in the consolidated statement of income. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

For the years ended December 31, 2018 and 2017, changes in the fair value of the effective portion of the derivative instruments qualifying as cash flow hedges were initially recorded in other comprehensive income as a component of total equity. Any hedge ineffectiveness was recognized immediately in earnings, as were any gains and losses or amortization on the portion of the derivative instruments that were excluded from the assessment of hedge effectiveness. In the periods when the hedged items affect earnings, those amounts were transferred from accumulated other comprehensive income to the gain (loss) on derivative instruments line in the consolidated statement of income.

Deferred debt issuance costs and fair value of debt assumed

Debt issuance costs, including arrangement fees and legal expenses, are deferred and presented as a direct deduction from the outstanding principal of the related debt in the consolidated balance sheet and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the deferred debt issuance costs is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

The discount or premium arising in a business combination for the difference in the fair value of the debt assumed compared to the outstanding principal is reported in the consolidated balance sheet as a direct adjustment to the outstanding principal of the related debt and amortized on an effective interest rate method over the term of the relevant loan. Amortization of fair value of the debt assumed is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the discount or premium is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates subject to such estimates and assumptions include revenue recognition, purchase price allocation, the useful lives of vessels, drydocking, loss contingencies and the value of derivative instruments.

Recently adopted accounting pronouncements

Leases: In February 2016, the Financial Accounting Standards Board ("FASB") issued revised guidance for leasing, Leases, that amends the accounting guidance on leases for both lessors and lessees. On January 1, 2019, the Partnership adopted the new standard using the optional transition method to apply the new standard at the transition date of January 1, 2019 with no retrospective adjustments to prior periods. Consequently, the accounting and disclosures for the prior periods continue to be presented in accordance with the previous standard for leases. The Partnership elected the package of practical expedients and has not reassessed conclusions under the previous standard about whether any expired or existing contracts are, or contain leases, lease classification, and initial direct costs for any existing leases. In addition, the election to use hindsight when determining lease term for modifications to existing leases at the transition date was applied. The Partnership adopted an accounting policy to apply the short-term lease expedient as a lessee for leases under 12‑months. This includes classes of leases for office equipment, office premises and vehicles used for administrative purposes, as well as, short-term leases of equipment used for projects, drydocking or maintenance associated with the vessels.

The Partnership is the lessor for time charters for its FSRUs. There were no changes to the timing or amount of revenue recognized and, therefore, no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessor accounting. Additional qualitative and quantitative disclosures are required and have been implemented for reporting periods beginning as of January 1, 2019, while prior periods are not adjusted and continue to be reported under the previous accounting standards. Refer to note 5 for the qualitative and quantitative disclosures provided. As of January 1, 2019, cash payments received for the principal portion of the financing lease are presented as an operating cash inflow rather than as an investing cash inflow as presented for prior periods in the consolidated statement of cash flows.

The Partnership does not have material lease assets. Adoption of the new standard resulted in recording at a right-of-use asset and a lease liability on the consolidated balance sheet for operating leases of $0.15 million and $0.15 million, respectively, as of December 1, 2019. There was no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessee accounting. As of December 31, 2019, the right-of-use asset and the lease liability for operating leases was $0.1 million and $0.1 million, respectively. The right-of-use asset is included as a component of other equipment in the consolidated balance sheet. The current and long-term lease liabilities are included as components of accrued liabilities and other long-term liabilities, respectively.

Derivatives and Hedging: In August 2017, the FASB issued revised guidance for Derivatives and Hedging, Targeted Improvements to Accounting for Hedging Activities. The entire change in fair value of the cash flow hedge included in the assessment of hedge effectiveness is included in other comprehensive income with the result that the hedge ineffectiveness is no longer recognized in earnings. Those amounts are reclassified to earnings in the same income statement line as the hedged item when hedged item affects earnings. On January 1, 2019, the Partnership adopted the new standard on a prospective basis which had no material impact for accounting for cash flow hedges for the Partnership’s interest rate swaps. There was no cumulative effect adjustment to retained earnings from initial application of the standard. However, certain amounts reclassified or recorded to earnings were reported as a component of interest expense for the year ended December 31, 2019 compared with the presentation in previous periods in the gain (loss) on the derivative instruments line in the consolidated statements of income. In addition, the new disclosure requirements were applied on a prospective basis in note 17.

Recently issued accounting pronouncements

In June 2016, the FASB issued revised guidance for Financial Instruments — Credit Losses:Measurement of Credit Losses on Financial Instruments. The revised guidance replaces the incurred loss impairment methodology with a methodlogy that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This revised guidance is effective for the Partnership from January 1, 2020, with a modified retrospective approach. The adoption of the standard is not expected to have a material impact on the consolidated financial statements.

In January 2017, FASB issued revised guidance for Intangibles – Goodwill and Other: Simplifying the test for Goodwill Impirment.  The revised guidance simplifies the accounting for goodwill impairments by eliminating step 2 from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The revised guidance is effective for annual and interim impairment tests performed for periods beginning after December 15, 2019, and the Partnership will adopt the standard from January 1, 2020. The adoption of the standard will not have a material effect on the consolidated financial statements. The recorded amount of the Partnership’s goodwill is $0.3 million as of December 31, 2019. Refer to note 12.

In Decenber 2019, FASB issued revised guidance for Income Taxes – Simplifying the Accounting for Income Taxes. The revised guidance eliminates certain exceptions to the guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those years. Early adoption is permitted in interim or annual periods for which public business entities have not yet issued financial statements. The Partnership is evaluating the impact of this revised guidance on its consolidated financial statements and related disclosures.